Additional information-Financial Statement Schedule I (Tables)	12 Months Ended
Jun. 30, 2021
Additional information-Financial Statement Schedule I
Statement of condensed statement of profit or loss

	Year ended 30 June
	2021	2020	2019
	£’000	£’000	£’000
Operating expenses	(4,253)	(2,964)	(3,455)
Income from shares in group undertakings	10,718	44,534	23,326
Finance income	—	82	—
Profit before income tax	6,465	41,652	19,871
Income tax expense	(1)	(9)	—
Profit for the year	6,464	41,643	19,871

Statement of condensed balance sheet

	As of 30 June
	2021	2020
	£’000	£’000
ASSETS
Non-current assets
Investment in subsidiaries	319,265	319,265
	319,265	319,265
Current assets
Other receivables	1,197	1,197
Cash and cash equivalents	148	197
	1,345	1,394
Total assets	320,610	320,659
EQUITY AND LIABILITIES
Equity
Share capital	53	53
Share premium	68,822	68,822
Treasury shares	(21,305)	(21,305)
Retained earnings	262,113	264,282
	309,683	311,852
Current liabilities
Other payables	10,927	8,807
	10,927	8,807
Total equity and liabilities	320,610	320,659

Statement of condensed statement of changes in equity

	Share	Share	Treasury	Retained
	capital	premium	shares	earnings	Total equity
	£’000	£’000	£’000	£’000	£’000
Balance at 1 July 2018	53	68,822	—	247,806	316,681
Profit for the year	—	—	—	19,871	19,871
Total comprehensive income for the year	—	—	—	19,871	19,871
Equity-settled share based payments	—	—	—	699	699
Dividends paid	—	—	—	(23,326)	(23,326)
Balance at 30 June 2019	53	68,822	—	245,050	313,925
Profit for the year	—	—	—	41,643	41,643
Total comprehensive income for the year	—	—	—	41,643	41,643
Acquisition of treasury shares	—	—	(21,305)	—	(21,305)
Equity-settled share based payments	—	—	—	818	818
Dividends paid	—	—	—	(23,229)	(23,229)
Balance at 30 June 2020	53	68,822	(21,305)	264,282	311,852
Profit for the year	—	—	—	6,464	6,464
Total comprehensive income for the year	—	—	—	6,464	6,464
Equity-settled share based payments	—	—	—	2,085	2,085
Dividends paid	—	—	—	(10,718)	(10,718)
Balance at 30 June 2021	53	68,822	(21,305)	262,113	309,683

Statement of condensed statement of cash flows

	Year ended 30 June
	2021	2020	2019
	£’000	£’000	£’000
Cash flows from operating activities
Profit before income tax	6,465	41,652	19,871
Adjustments for:
Non-cash employee benefit expense — equity-settled share-based payments	2,085	818	699
Foreign exchange losses/(gains) on operating activities	263	(102)	(37)
Changes in working capital:
Other receivables	—	(89)	206
Other payables	2,120	2,243	2,326
Tax paid	(1)	(9)	—
Net cash inflow from operating activities	10,932	44,513	23,065
Cash flows from financing activities
Acquisition of treasury shares	—	(21,305)	—
Dividends paid	(10,718)	(23,229)	(23,326)
Net cash outflow from financing activities	(10,718)	(44,534)	(23,326)
Net increase/(decrease) in cash and cash equivalents	214	(21)	(261)
Cash and cash equivalents at beginning of year	197	116	340
Exchange (losses)/gains on cash and cash equivalents	(263)	102	37
Cash and cash equivalents at end of year	148	197	116

Statement of reconciliation of parent and consolidated financial information

	2021	2020	2019
	£’000	£’000	£’000
IFRS (loss)/profit reconciliation:
Parent only — IFRS profit for the year	6,464	41,643	19,871
Additional loss if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(98,680)	(64,876)	(990)
Consolidated IFRS (loss)/profit for the year	(92,216)	(23,233)	18,881

IFRS equity reconciliation:
Parent only — IFRS equity	309,683	311,852	313,925
Additional (loss)/profit if subsidiaries had been accounted for on the equity method of accounting as opposed to cost	(37,171)	39,380	101,277
Consolidated — IFRS equity	272,512	351,232	415,202